7A. Long term investments	12 Months Ended
Dec. 31, 2016
ZHEJIANG JIAHUAN
7A. Long term investments
		Gross unrealized		Fair
	Amortized cost	Gains	Losses	Value
	RMB’000	RMB’000	RMB’000	RMB’000

Long term investment:
Unlisted investment	69	-	-	69

2015
		Gross unrealized		Fair
	Amortized cost	Gains	Losses	Value
	RMB’000	RMB’000	RMB’000	RMB’000

Long term investment:
Unlisted investment	69	-	-	69

The balance of investments has their market values close to their book balance.